BASIS OF PRESENTATION (Disclosure of interest in subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ternium S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Investments S.à.r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Solutions A.G.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Participacoes S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium International Switzerland S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Internacional España S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium USA Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.94%	60.94%	60.94%
Impeco S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.97%	60.97%	60.97%
Prosid Investments S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.94%	60.94%	60.94%
Ternium Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.78%	88.78%	88.72%
Hylsa S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.78%	88.78%	88.72%
Las Encinas S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.78%	88.78%	88.72%
Ferropak Comercial S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.78%	88.78%	88.72%
Galvacer America Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	88.78%	88.72%
Galvamet America Corp
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.78%	88.78%	88.72%
Transamerica E. & I. Trading Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.78%	88.78%	88.72%
Técnica Industrial S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.78%	88.78%	88.72%
Acedor, S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.78%	88.78%	88.72%
Ternium Gas México S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.78%	88.78%	88.72%
Ternium Internacional Guatemala S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.98%	99.98%	99.98%
Consorcio Minero Benito Juarez Peña Colorada S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	44.39%	44.39%	44.36%
Peña Colorada Servicios S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	44.39%	44.39%	44.36%
Exiros B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%	50.00%	50.00%
Servicios Integrales Nova de Monterrey S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	66.14%	66.14%	66.09%
Ternium Internacional Nicaragua S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.38%	99.38%	99.38%
Ternium Internacional Honduras S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.18%	99.18%	99.18%
Ternium Internacional El Salvador S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.92%	99.92%	99.91%
Ternium Internacional Costa Rica S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.98%	99.98%	99.98%
Ternium Colombia S.A.S (formerly Ferrasa S.A.S)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium del Cauca S.A.S. (formerly Perfilamos del Cauca S.A.S.)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Siderúrgica de Caldas S.A.S. (formerly Siderúrgica de Caldas S.A.S.)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Tenigal S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%	51.00%
Ternium Treasury Services S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium International B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Internacional S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium International Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Procurement S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Technology & Engineering Services S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium USA Corporation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Internacional de Colombia S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Ingeniería y Servicios de Mexico S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Soluciones Integrales de Gestion S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Procesadora de Materiales Industriales S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%	100.00%
Ferropak Servicios S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%	88.72%
Corporativo Grupo Imsa S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%	88.72%
Ternium International Equador S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%	100.00%
Ternium Staal B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Ternium Brasil Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Ecosteel Gestao de Efuentes Industriais S,A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Ecosteel Gestao de Aguas Industriais S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Ternium del Atlantico S.A.S
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Ternium S.A. | Consorcio Minero Benito Juarez Pena Colorada S.A. de C.V., Pena Colorada Servicios S.A. de C.V. & Exiros B.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	50.00%
Ternium Investments S.à.r.l. | Ternium USA Corporation
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Investments S.à.r.l. | Ternium Solutions A.G., Ternium Participacoes S.A., Ternium Investments Switzerland AG, Ternium Internacional Espana S.L.U. & Ternium USA Inc.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Investments S.à.r.l. | Ternium Internationaal B.V. & Ternium International Inc.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Investments S.à.r.l. | Ternium Staal B.V., Ternium Brasil Ltda., Ecosteel Gestao de Efuentes Industriais S.A. & Ecosteel Gestao de Aguas Industriais S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Internacional España S.L.U. | Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	60.94%
Ternium Internacional España S.L.U. | Ternium Internacional Guatemala S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Internacional España S.L.U. | Tenigal S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	51.00%
Ternium Internacional España S.L.U. | Ternium del Atlantico S.A.S
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Internacional España S.L.U. | Ternium Colombia S.A.S., Ternium del Cauca S.A.S. & Ternium Siderurgica de Caldas S.A.S. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Internacional España S.L.U. | Ternium Procurement S.A. & Technology & Engineering Services S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Argentina S.A. and Soluciones Integrales S.A | Impeco S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Argentina S.A. and Ternium Procurement S.A. | Prosid Investments S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Mexico S.A. de C.V. | Servicios Integrales Nova de Monterrey S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	74.50%
Ternium Mexico S.A. de C.V. | Hysla S.A. de C.V., Las Encinas S.A. de C.V., Ferropak Comercial S.A. de C.V., Galvamet America Corp, Transamerica E. & I. Trading Corp., Tecnica Industrial S.A.. de C.V. & Acedor, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Mexico S.A. de C.V and Tenigal S. de R.L. de C.V. | Ternium Gas México S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium International Switzerland S.A | Ternium Internacional S.A. & Ternium Treasury Services S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Internacional S.A. | Ternium Internacional de Colombia S.A.S.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Investments S.a.r.l & Ternium Internacional Espana S.L.U. | Soluciones Integrales de Gestion S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%